Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2018	2019	2019
	(In millions)
Bills payable	Rs. 82,217.8	Rs. 70,404.0	US$	1,018.0
Remittances in transit	35,308.9	41,721.1		603.3
Accrued expenses	52,643.5	57,816.9		836.0
Accounts payable	106,510.1	88,212.9		1,275.5
Derivatives (refer to note 24)	56,124.7	128,449.0		1,857.3
Others	58,636.6	80,834.7		1,168.7

Total	Rs.391,441.6	Rs.467,438.6	US$	6,758.8